BIOLOGICAL ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The changes in the carrying value of biological assets as at September 30, 2025 and September 30, 2024 are as follows:

	CAPITALIZED COST	BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT	AMOUNT
Balance, September 30, 2023	$6,945	$10,410	$17,355
Unrealized gain on changes in fair value of biological assets	—	51,151	51,151
Production costs capitalized	40,229	—	40,229
Transfer to inventory upon harvest	(41,226)	(52,336)	(93,562)
Balance, September 30, 2024	$5,948	$9,225	$15,173
Unrealized gain on changes in fair value of biological assets	—	73,008	73,008
Production costs capitalized	40,450	—	40,450
Transfer to inventory upon harvest	(40,366)	(70,334)	(110,700)
Balance, September 30, 2025	$6,032	$11,899	$17,931

Disclosure of detailed information about unobservable inputs and their impact on fair value
Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	September 30, 2025		September 30, 2024		SENSITIVITY	September 30, 2025	September 30, 2024
Average selling price per gram (excluding trim)	$1.78		$1.59		Increase or decrease by 10% per gram	$1,756	$1,463
Expected average yield per plant	188	grams	187	grams	Increase or decrease by 10 grams	$946	$781